Operating Segments (Sales by Geographical Location of the Customer) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Sales	$ 5,418	$ 5,363	$ 5,405
% of sales	100.00%	100.00%	100.00%
Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	$ 5,418	$ 5,363	$ 5,405
USA [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,091	$ 1,070	$ 1,176
% of sales	20.00%	20.00%	22.00%
China [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 724	$ 669	$ 550
% of sales	13.00%	12.00%	10.00%
Brazil [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 594	$ 521	$ 506
% of sales	11.00%	10.00%	9.00%
Germany [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 378	$ 392	$ 421
% of sales	7.00%	7.00%	8.00%
United Kingdom [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 328	$ 306	$ 303
% of sales	6.00%	6.00%	6.00%
Spain [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 264	$ 258	$ 285
% of sales	5.00%	5.00%	5.00%
Israel [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 171	$ 237	$ 240
% of sales	3.00%	4.00%	4.00%
France [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 265	$ 226	$ 295
% of sales	5.00%	4.00%	6.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 200	$ 199	$ 206
% of sales	4.00%	4.00%	4.00%
Italy [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 121	$ 122	$ 117
% of sales	2.00%	2.00%	2.00%
All others [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,282	$ 1,363	$ 1,306
% of sales	24.00%	26.00%	24.00%